Cash and balances with central banks - Additional information (Details) - EUR (€) € in Billions	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020
Cash and balances with central bank [abstract]
Longer-term refinancing operations (TLTRO III)	€ 55.0	€ 4.5
Repayment of targeted longer term refinancing operations			€ 17.7